Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of accounting	Basis of accounting: The financial statements of the Plan are prepared on the accrual basis of accounting.
Use of estimates
Use of estimates:
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein. Actual results could differ from those estimates.

Contributions	Contributions: Contributions from Plan participants and the matching contributions from the Company are recorded in the year in which the employee contributions are withheld from compensation.
Investment valuation and income recognition
Investment valuation and income recognition:
Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s Retirement Committee determines the Plan’s valuation policies utilizing information provided by the Trustee. See Note 3 for discussion of fair value measurements.
Note 2. Summary of Significant Accounting Policies, Continued
Investment valuation and income recognition, continued:
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net (depreciation) appreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes receivable from participants
Notes receivable from participants:
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 and 2024 related to these notes receivable.

Payment of benefits	Payment of benefits: Benefits are recorded when paid.
Expenses
Expenses:
Certain expenses of maintaining the Plan are paid directly by the Plan Sponsor and are excluded from these financial statements. Fees related to the administration of distributions are charged directly to the participant’s account and are included in administrative expenses. Investment related expenses are included in net appreciation (depreciation) in fair value of investments